Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2023
Cash and cash equivalents
Schedule of cash and cash equivalents

	June 30,	December 31,
	2023	2022
Cash at bank and on hand	7,169,069	6,957,086
Total cash and cash equivalents	7,169,069	6,957,086

Schedule of cash and cash equivalents by currency

	June 30,	December 31,
	2023	2022
CHF	20.75%	52.98%
USD	71.82%	42.10%
EUR	4.84%	2.69%
GBP	2.59%	2.23%
Total	100.00%	100.00%